N-2 - USD ($)		Apr. 01, 2026	Mar. 27, 2026	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key		0001390195
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		abrdn Global Premier Properties Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	0.58%
Dividend Reinvestment and Optional Cash Purchase Plan fees (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1)  Represents the estimated commission with respect to the Common Shares being sold in this offering.

(2)  Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)  Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Underwriters Compensation [Percent]	[2]	0.58%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)(4)
Advisory fee(5)	1.14%
Interest expenses on bank borrowings(6)	0.44%
Other expenses	0.26%
Total annual expenses(7)	1.84%

(4)  Based upon average net assets attributable to our Common Shares during the twelve months ended October 31, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 2,953,422 Common Shares at an offering price of $10.67 (the last reported sale price per Common Share on the NYSE as of March 27, 2026). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

(5)  The Adviser receives a monthly fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (6). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the semi-annual period ended October 31, 2025 (plus the anticipated net proceeds of this offering as described in note (4)), were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the anticipated net proceeds of this offering as described in note (4)).

(6)  The percentage in the table is based on average total borrowings of $30,802,000 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas as of October 31, 2025, representing approximately 7.9% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended October 31, 2025, of 5.40%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

(7)  Effective August 1, 2024, the Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit total operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) as a percentage of net assets to 1.40% per annum of the Fund’s average daily net assets on an annualized basis until June 30, 2026. The Fund may repay any such waiver or reimbursement from the Adviser, within three years of the waiver or reimbursement, provided that such repayments do not cause the Fund to exceed (i) the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or (ii) the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because the expense limitation is in effect until June 30, 2026 (i.e. for less than a year from the date of this Prospectus Supplement), it is not shown in the table above.

Management Fees [Percent]	[3],[4]	1.14%
Interest Expenses on Borrowings [Percent]	[3],[5]	0.44%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.26%
Total Annual Expenses [Percent]	[3],[6]	1.84%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$19	$58	$100	$216

* The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements.”

Expense Example, Year 01	[7]	$ 19
Expense Example, Years 1 to 3	[7]	58
Expense Example, Years 1 to 5	[7]	100
Expense Example, Years 1 to 10	[7]	$ 216
Purpose of Fee Table , Note [Text Block]		The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives. The Fund seeks high current income and capital appreciation. The Fund's investment objectives are fundamental and may not be changed without shareholder approval.

Principal Investment Strategies. The Fund will pursue its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in the equity and, to a lesser extent, debt securities of domestic and foreign issuers which are principally engaged in the real estate industry, real estate financing or control significant real estate assets. The Fund's policy of investing at least 80% of its managed assets in issuers principally engaged in the real estate industry or real estate financing or which control significant real estate assets is fundamental and may not be changed without shareholder approval.

In selecting investments for the Fund, abrdn Investments Limited (the “Adviser”) and abrdn Inc. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) consider three pillars of real estate value: “Premier Property Owners,” “Premier Property Developers” and “Premier Property Financiers and Investors.”

See “Investment Objectives and Principal Investment Strategy” and “Leverage” in the accompanying Prospectus and “Investment Restrictions” in the Statement of Additional Information, dated December 17, 2024 (the “SAI”). There is no assurance that the Fund’s leveraging strategy will be successful. Leverage involves special risks. See “Investment Objectives and Principal Investment Strategy — Use of Leverage and Related Risks” in the accompanying Prospectus.

Share Price			$ 10.67
NAV Per Share			$ 10.92
Latest Premium (Discount) to NAV [Percent]			(2.29%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Held [Shares]				89,817,435
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	$ 0.02
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	5
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	0.12
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[8]	$ 25

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	Based upon average net assets attributable to our Common Shares during the twelve months ended October 31, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 2,953,422 Common Shares at an offering price of $10.67 (the last reported sale price per Common Share on the NYSE as of March 27, 2026). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[4]	The Adviser receives a monthly fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (6). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the semi-annual period ended October 31, 2025 (plus the anticipated net proceeds of this offering as described in note (4)), were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the anticipated net proceeds of this offering as described in note (4)).
[5]	The percentage in the table is based on average total borrowings of $30,802,000 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas as of October 31, 2025, representing approximately 7.9% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended October 31, 2025, of 5.40%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[6]	Effective August 1, 2024, the Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit total operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) as a percentage of net assets to 1.40% per annum of the Fund’s average daily net assets on an annualized basis until June 30, 2026. The Fund may repay any such waiver or reimbursement from the Adviser, within three years of the waiver or reimbursement, provided that such repayments do not cause the Fund to exceed (i) the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or (ii) the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because the expense limitation is in effect until June 30, 2026 (i.e. for less than a year from the date of this Prospectus Supplement), it is not shown in the table above.
[7]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements.”
[8]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.